Noncontrolling Interest	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interest
22.	NONCONTROLLING INTEREST

On December 16, 2014, the relevant Bruce to Milton Line transmission assets totalling $526 million were transferred from Hydro One Networks to B2M LP. This was financed by 60% debt ($316 million) and 40% equity ($210 million). On December 17, 2014, the Saugeen Ojibway Nation (SON) acquired a 34.2% equity interest in B2M LP for consideration of $72 million, representing the fair value of the equity interest acquired. The SON’s initial investment in B2M LP consists of $50 million of Class A units and $22 million of Class B units.

The Class B units have a mandatory put option which requires that upon the occurrence of an enforcement event (i.e. an event of default such as a debt default by the SON or insolvency event), Hydro One purchase the Class B units of B2M LP for net book value on the redemption date. The noncontrolling interest relating to the Class B units is classified on the Consolidated Balance Sheet as temporary equity because the redemption feature is outside the control of the Company. The balance of the noncontrolling interest is classified within equity.

The following tables show the movements in noncontrolling interest for the years ended December 31, 2015 and December 31, 2014:

Year ended December 31, 2015 (millions of Canadian dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – January 1, 2015	21	49	70
Distributions to noncontrolling interest	(1)	(4)	(5)
Net income attributable to noncontrolling interest	3	7	10

Noncontrolling interest – December 31, 2015	23	52	75

Year ended December 31, 2014 (millions of Canadian dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – January 1, 2014	—	—	—
Amount contributed by noncontrolling interest	22	50	72
Net income (loss) attributable to noncontrolling interest	(1)	(1)	(2)

Noncontrolling interest – December 31, 2014	21	49	70

22.	NONCONTROLLING INTEREST

On December 16, 2014, the relevant Bruce to Milton Line transmission assets totalling $526 million were transferred from Hydro One Networks to B2M LP. This was financed by 60% debt ($316 million) and 40% equity ($210 million). On December 17, 2014, the Saugeen Ojibway Nation (SON) acquired a 34.2% equity interest in B2M LP for consideration of $72 million, representing the fair value of the equity interest acquired. The SON’s initial investment in B2M LP consists of $50 million of Class A units and $22 million of Class B units.

The Class B units have a mandatory put option which requires that upon the occurrence of an enforcement event (i.e. an event of default such as a debt default by the SON or insolvency event), Hydro One purchase the Class B units of B2M LP for net book value on the redemption date. The noncontrolling interest relating to the Class B units is classified on the Consolidated Balance Sheet as temporary equity because the redemption feature is outside the control of the Company. The balance of the noncontrolling interest is classified within equity.

The following tables show the movements in noncontrolling interest for the years ended December 31, 2015 and December 31, 2014:

Year ended December 31, 2015 (millions of Canadian dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – January 1, 2015	21	49	70
Distributions to noncontrolling interest	(1)	(4)	(5)
Net income attributable to noncontrolling interest	3	7	10

Noncontrolling interest – December 31, 2015	23	52	75

Year ended December 31, 2014 (millions of Canadian dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – January 1, 2014	—	—	—
Amount contributed by noncontrolling interest	22	50	72
Net income (loss) attributable to noncontrolling interest	(1)	(1)	(2)

Noncontrolling interest – December 31, 2014	21	49	70